Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Apr. 30, 2025	Jan. 31, 2025	Jan. 31, 2024
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 1,553,984	$ 1,548,660	$ 1,456,617
Less: Accumulated depreciation	(895,911)	(853,597)	(681,693)
Net Property and Equipment	658,073	695,063	774,924
Lab equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	144,585	144,585	144,585
Machinery and equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	1,389,756	1,384,432	1,292,389
Furniture and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 19,643	$ 19,643	$ 19,643